UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-7888



                  Limited Term Tax-Exempt Bond Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



ITEM 1 - Schedule of Investments


[logo - AMERICAN FUNDS (R)]


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
INVESTMENT PORTFOLIO



April 30, 2005                                                                                                             unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 97.06%                                                                                       (000)            (000)


ALABAMA -- 0.43%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2006                      $1,000         $  1,023
Industrial Dev. Board of the City of Butler, Pollution Control Rev. Ref. Bonds
        (James River Project), Series 1993, 5.50% 2005                                                        1,000            1,008
Industrial Dev. Board of the City of Selma, Environmental Improvement Rev. Ref. Bonds
        (International Paper Co. Projects), Series 2003-A, 4.75% 2011                                         2,500            2,624
                                                                                                                               4,655

ALASKA -- 1.56%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2009     1,685            1,821
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.60% 2010         1,000            1,052
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 4.75% 2015         2,250            2,256
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021        6,365            6,290
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011                       1,000            1,022
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25% 2011                             2,000            2,162
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT, AMBAC insured, 5.65% 2010                    2,140            2,352
                                                                                                                              16,955

ARIZONA -- 0.97%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds                                       1,950            1,954
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds
        (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011                                 1,345            1,455
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds
        (Waste Management, Inc. Project), Series 2003-A-2, AMT, 4.45% 2028 (put 2008)                         3,750            3,793
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012                     3,000            3,319
                                                                                                                              10,521

CALIFORNIA -- 5.45%
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family
        Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008              2,700            2,854
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
        (San Diego Hospital Association), Series 2001-A, 5.25% 2006                                           1,025            1,052
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
        (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007                           435              446
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
        (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007                           510              526
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
        (Episcopal Homes Foundation), Series 1998, 4.80% 2006                                                 2,000            2,026
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
        (Episcopal Homes Foundation), Series 1998, 5.00% 2007                                                 1,405            1,444
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
        (Episcopal Homes Foundation), Series 1998, 5.00% 2008                                                 2,455            2,544
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
        (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                                1,000            1,033
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California
        Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services),
        Series 2002, 5.50% 2012                                                                               1,695            1,808
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                                    500              529
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
        Series 2003-B, 5.00% 2011                                                                             1,000            1,072
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)         1,000            1,030
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West Project),
        Series 1999-A, 6.00% 2009                                                                               620              650
Joint Powers Health Fncg. Auth., Certs. of Part. (Community Hospitals of Central California Project),
        Series 2001, 4.75% 2007                                                                               1,005            1,021
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project), Series 1995-A,
        5.75% 2005 (escrowed to maturity)                                                                     1,290            1,297
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013                           2,550            2,811
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2014                      2,000            2,173
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
        Series 2003-A, AMT, 5.00% 2038 (put 2013)                                                             2,000            2,078
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
        Series 1998-A, AMT, 5.10% 2018 (put 2008)                                                             4,300            4,461
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
        Series 2002-A, AMT, 3.125% 2022 (put 2006)                                                            2,000            1,986
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
        Series 2003-C, 5.00% 2011                                                                             1,350            1,465
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
        Series 2004-A, 5.00% 2011                                                                             1,500            1,628
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2009                             1,000            1,072
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2011                             1,420            1,538
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
        Series 1998-A-1, AMT, 5.05% 2025 (put 2008)                                                           4,000            4,130
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
        Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)                    1,150            1,217
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
        Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                                  1,500            1,587
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System),
        Series 2005-G, 5.25% 2011                                                                             2,210            2,376
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-D, 4.35% 2036 (put 2007)          220              224
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)        1,000              985
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A,
        RADIAN insured, 5.00% 2014                                                                            1,300            1,406
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.70% 2009           1,010            1,060
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.80% 2010             940              996
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2008                                  2,000            2,144
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2010                                  1,000            1,102
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2012                     1,000            1,115
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.25% 2010                    2,000            2,195
                                                                                                                              59,081

COLORADO -- 2.63%
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2008       2,340            2,514
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2010       2,000            2,144
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011       2,000            2,152
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012       1,500            1,614
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012                     4,000            4,361
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
        Series 1997-A, 5.75% 2007                                                                             1,385            1,396
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A, 5.375% 2010                      2,145            2,298
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010                        2,000            2,188
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2010                       1,500            1,607
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2012                       1,000            1,082
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011             1,450            1,544
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
        Series 2002, 5.00% 2010                                                                               1,000            1,054
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
        Series 2002, 5.00% 2011                                                                               1,100            1,157
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
        Series 2004-B, 3.75% 2034 (put 2009)                                                                  1,200            1,190
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-D-3, 6.125% 2023      1,145            1,161
University of Colorado Hospital Auth., Hospital Rev. Ref. Bonds, Series 1997-A, AMBAC insured, 5.50% 2007     1,000            1,061
                                                                                                                              28,523

CONNECTICUT -- 0.97%
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
        Series 2005-A, AMT, MBIA insured, 4.20% 2014                                                          1,000            1,016
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011(1)                         4,000            4,219
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.55% 2008(1)                         1,000            1,074
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.70% 2012(1)                         1,000            1,064
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
        Series 2001, 5.375% 2011                                                                              3,000            3,182
                                                                                                                              10,555

DELAWARE -- 0.20%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co.
Project), Series 2001-C,
        AMBAC insured, 4.90% 2026 (put 2011)                                                                  2,000            2,141


DISTRICT OF COLUMBIA -- 1.26%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2010                                     1,000            1,082
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013                                     2,000            2,189
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012                 1,000            1,065
G.O. Ref. Bonds, Series 1993-B-2, FSA insured, 5.50% 2010                                                     2,500            2,755
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009                                                           695              759
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009 (escrowed to maturity)                                    195              214
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue), Series 1997-A, MBIA insured,
        6.00% 2006 (escrowed to maturity)                                                                     1,000            1,040
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue), Series 1997-A, MBIA insured,
        6.00% 2007 (escrowed to maturity)                                                                     1,250            1,333
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.25% 2009                        1,570            1,698
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.25% 2010                        1,400            1,528
                                                                                                                              13,663

FLORIDA -- 4.22%
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project),
        Series 2001-A, 5.50% 2008                                                                             1,000            1,076
Dade County, Resource Recovery Fac. Rev. Ref. Bonds, Series 1996, AMT, AMBAC insured, 6.00% 2006              3,500            3,644
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012     1,535            1,693
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
        Obligated Group), Series 2002-B, 5.00% 2010                                                           2,000            2,135
Hillsborough County Aviation Auth., Tampa International Airport Rev. Bonds, Series 2003-A,
        AMT, MBIA insured, 5.25% 2012                                                                         1,500            1,642
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
        Series 2003-A, 5.00% 2010                                                                             2,905            3,098
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
        Series 2003-A, 5.00% 2012                                                                             2,195            2,348
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.25% 2005                                               2,185            2,205
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.25% 2007                                               1,250            1,290
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.50% 2008                                               1,000            1,048
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.50% 2010                                               1,200            1,270
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.75% 2012                                               1,800            1,905
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009                    3,000            3,234
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2010                    2,000            2,172
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc.
        Project), Series 2004, AMT, 4.00% 2018 (put 2009)                                                     1,000              995
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)        2,915            3,132
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)        5,175            5,462
Palm Beach County, Public Improvement Ref. Rev. Bonds (Convention Center Project), Series 2004,
        FGIC insured, 5.00% 2030 (put 2011)                                                                   4,650            5,001
St. Johns River Power Park System (JEA), Rev. Ref. Bonds, Issue Two, Series Eighteen, 5.00% 2009              1,000            1,078
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2008  1,335            1,345
                                                                                                                              45,773

GEORGIA -- 0.30%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012                        2,000            2,193
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at
        Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)                                    995            1,027
                                                                                                                               3,220

HAWAII -- 0.09%
Certs. of Part. (Kapolei State Office Building), Series 1998-A, AMBAC insured, 5.00% 2005                     1,000            1,000


IDAHO -- 0.61%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-C-2, AMT, FHA insured, 5.25% 2011       240              242
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-E-3, AMT, 5.125% 2011                   330              332
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012                      625              627
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012                    310              311
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021           855              882
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023        2,135            2,141
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023         1,080            1,060
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023         1,000            1,031
                                                                                                                               6,626

ILLINOIS -- 5.73%
Chicago Board of Education, Unlimited Tax G.O. Bonds (Dedicated Revenues), Series 2001-C,
        FSA insured, 5.25% 2010                                                                               1,000            1,098
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
        Series 2004-B, MBIA insured, 5.00% 2007                                                               5,000            5,169
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Bonds,
        Series 1996-A, AMBAC insured, 5.60% 2010                                                              4,000            4,147
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307
        Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011                                              3,935            4,279
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
        Limited Tax Series D of December 2002, 5.00% 2010                                                     2,700            2,931
Community College Dist. No. 502, Counties of DuPage, Cook and Will, G.O. Bonds, Series 2003-A, 5.00% 2011     1,000            1,097
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.00% 2009                            2,000            2,147
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.00% 2010                            1,500            1,624
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
        Series 2002, 4.05% 2036 (put 2011)                                                                    4,000            4,047
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Northwestern University), Series 1997,
        5.00% 2032 (put 2009)                                                                                 2,500            2,652
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 5.25% 2010                                                  1,015            1,070
G.O. Bonds, Illinois FIRST, Series of December 2002, 5.25% 2010                                               2,000            2,197
G.O. Ref. Bonds, Illinois FIRST, Series of August 2002, 5.25% 2008                                            1,000            1,070
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009                                                     1,945            2,092
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009 (preref. 2008)                                      2,055            2,222
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.25% 2005                      1,615            1,626
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2006                        750              768
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 5.30% 2008                        2,000            2,130
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011                       1,000            1,123
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.10% 2005                 1,815            1,827
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2006
        (escrowed to maturity)                                                                                  980            1,008
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2007                              2,480            2,598
Health Facs. Auth., Rev. Bonds (Highland Park Hospital Project), Series 1997-A, FGIC insured, 5.50% 2005        765              774
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.25% 2005                                 855              865
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.375% 2006                                900              929
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.50% 2008                               1,000            1,068
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007                          3,000            3,123
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2010                          2,000            2,159
Health Facs. Auth., Rev. Ref. Bonds (Northwestern Medical Faculty Foundation, Inc.), Series 1998,
        MBIA insured, 5.25% 2006                                                                              1,810            1,873
Health Facs. Auth., Rev. Ref. Bonds (University of Chicago Hospitals and Health System), Series 2003,
        MBIA insured, 5.00% 2008                                                                              1,000            1,059
Indian Prairie Community, Unit School Dist. No. 204, DuPage and Will Counties, School Building Bonds
        (Naperville/Aurora), Series 1998, 5.25% 2011 (preref. 2008)                                           1,275            1,376
                                                                                                                              62,148

INDIANA -- 3.01%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2009                    1,200            1,284
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity
        National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)                                     1,390            1,452
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2008             1,000            1,069
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011             2,000            2,177
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A,
        MBIA insured, 5.25% 2008                                                                              1,000            1,058
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A,
   AMBAC insured, 5.00% 2012                                                                                  1,195            1,299
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2008             1,000            1,055
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2009             2,415            2,572
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2010             1,445            1,550
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2011             1,525            1,645
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2011                1,640            1,822
State Revolving Fund Program Bonds, Series 1998-A, 5.00% 2010                                                 3,085            3,270
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011                                                 1,500            1,674
Transportation Fin. Auth., Toll Road Lease Rev. Ref. Bonds, Series 1996, AMBAC insured, 5.25% 2010            4,970            5,200
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2011                    2,000            2,159
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2012                    1,000            1,083
Trustees of Purdue University, Certs. of Part., Series 2001-A, 5.00% 2009                                     1,000            1,074
Trustees of Purdue University, Certs. of Part., Series 2001-A, 5.00% 2010                                     1,135            1,229
                                                                                                                              32,672


IOWA -- 0.29%
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.30% 2009          1,000            1,084
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2011                                       1,000            1,048
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                       1,000            1,037
                                                                                                                               3,169

KENTUCKY -- 0.89%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009            4,150            4,414
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000-A, 6.125% 2010         3,000            3,253
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.40% 2006                                                    1,500            1,510
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.50% 2007                                                      465              470
                                                                                                                               9,647

LOUISIANA -- 0.71%
Jefferson Parish Hospital Service Dist. No. 2, Hospital Rev. Bonds, Series 1998, FSA insured, 5.00% 2005      1,000            1,004
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health
        System Project), Series 1998-A, FSA insured, 5.50% 2006                                               4,500            4,636
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured, 4.00% 2005   2,000            2,001
                                                                                                                               7,641

MAINE -- 0.10%
Housing Auth., Mortgage Purchase Bonds, Series 2001-E-1 (Non-AMT), 4.125% 2010                                1,000            1,031


MARYLAND -- 0.75%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012          2,765            2,794
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2010    1,755            1,853
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011    1,775            1,878
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013    1,530            1,612
                                                                                                                               8,137

MASSACHUSETTS -- 2.50%
Educational Fncg. Auth., Education Loan Rev. Ref. Bonds, Issue G, Series 2000-A, AMT,
        MBIA insured, 5.55% 2008                                                                              1,565            1,610
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013                                           1,000            1,136
G.O. Bonds, Consolidated Loan of 2001, Series B, 5.25% 2009                                                   1,575            1,701
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2013                                                   2,000            2,226
G.O. Bonds, Consolidated Loan of 2004, Series A, 5.00% 2012                                                   2,000            2,187
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2010       1,000            1,080
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2011       1,000            1,086
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012       1,500            1,635
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007                                    4,750            4,818
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project),
        Series 1998-A, AMT, 5.15% 2007                                                                        1,550            1,594
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014                            5,000            5,621
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 5), Series A,
        MBIA insured, 5.00% 2010                                                                              1,205            1,302
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6), Series A,
        MBIA insured, 5.00% 2010                                                                              1,000            1,081
                                                                                                                              27,077


MICHIGAN -- 3.95%
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
        Series 2002-D, AMT, FGIC insured, 5.25% 2011                                                          3,530            3,854
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series XVII-F, AMT,
        AMBAC insured, 4.45% 2010                                                                             2,000            2,079
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
        Series 1993-A, 6.375% 2009                                                                            1,015            1,015
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
        Series 1993-B, AMBAC insured, 5.00% 2006                                                              1,000            1,022
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.50% 2008                1,000            1,065
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.25% 2010           2,000            2,141
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.25% 2011           2,000            2,147
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital), Series 1984-A,
        AMBAC insured, 6.00% 2011                                                                             1,250            1,436
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006                 720              722
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008      635              632
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2009              1,900            2,026
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-A, 5.75% 2007        1,940            2,063
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)       5,000            5,167
Hospital Fin. Auth., Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 4.90% 2007            1,140            1,162
Hospital Fin. Auth., Rev. Ref. Bonds (MidMichigan Obligated Group), Series 1997-A, FSA insured, 5.50% 2007    2,775            2,918
Kent Hospital Fin. Auth, Rev. Bonds (Spectrum Health), Series 2001-A, 5.25% 2010                              2,020            2,180
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2010                     1,000            1,083
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)                    1,000            1,081
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
        Series 2004-G, 5.00% 2011                                                                             1,395            1,493
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
        Series 2004-G, 5.00% 2013                                                                             1,040            1,110
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2010        1,110            1,208
State Trunk Line Fund Ref. Bonds, Series 1998-A, 5.25% 2011                                                   1,000            1,110
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project),
        Series 2004, AMT, 3.00% 2013 (put 2007)                                                               3,000            2,950
Underground Storage, Tank Financial Assurance Auth., Rev. Ref. Bonds, Series 1996-I, AMBAC insured,
        5.50% 2009 (preref. 2006)                                                                             1,075            1,115
                                                                                                                              42,779

MINNESOTA -- 0.35%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010    1,050            1,132
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-H, AMT, 4.25% 2006                              1,060            1,074
Minneapolis - St. Paul Metropolitan Airports Commission, AMT, AMBAC insured, 5.50% 2008                       1,500            1,589
                                                                                                                               3,795

MISSOURI -- 0.88%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011                   5,255            5,668
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds (John Knox Village),
        Series 2002, 5.75% 2009                                                                               1,255            1,348
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds (John Knox Village),
        Series 2002, 5.875% 2010                                                                              1,325            1,453
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
        Series 2003-A, FSA insured, 5.25% 2012                                                                1,000            1,099
                                                                                                                               9,568

MONTANA -- 0.66%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),
        Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)                                             6,825            7,180


NEBRASKA -- 0.51%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2002-D, AMT, 3.90% 2009                       1,045            1,053
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012                      1,155            1,276
Public Power Dist., General Rev. Bonds, Series 2005-B-1, FGIC insured, 5.00% 2015                             2,875            3,153
                                                                                                                               5,482


NEVADA -- 1.15%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.),
        AMT, 3.25% 2031 (put 2009)                                                                            3,000            2,953
Clark County School Dist., G.O. (Limited Tax) Ref. Bonds, Series 2002-A, FSA insured, 5.00% 2010              1,000            1,083
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 6.20% 2009         710              751
Housing Division, Single-family Mortgage Bonds, Series 1998-B-1, 5.20% 2011                                     300              305
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
        Series 2003-A, 5.00% 2011                                                                             3,450            3,642
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
        Series 2003-A, 4.50% 2012                                                                             3,625            3,708
                                                                                                                              12,442

NEW JERSEY -- 5.07%
Certs. of Part., Series 2004-A, 5.00% 2009                                                                    4,000            4,254
Certs. of Part., Series 2004-A, 5.00% 2010                                                                    3,500            3,749
Certs. of Part., Series 2004-A, 5.00% 2012                                                                    3,500            3,778
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.00% 2006      1,275            1,284
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.05% 2007      1,375            1,397
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                                  3,000            3,113
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012         1,795            1,961
Health Care Facs. Fin. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue, Series 2004-B,
        MBIA insured, 5.25% 2013                                                                              4,315            4,789
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019               1,000            1,002
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024               9,545            9,746
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014                                      8,000            8,952
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2008                       2,000            2,115
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2009                       2,000            2,141
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2010                       1,600            1,728
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC insured, 5.25% 2013         4,410            4,948
                                                                                                                              54,957

NEW MEXICO -- 0.53%
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2009                                                   3,500            3,643
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010                                                   2,000            2,082
                                                                                                                               5,725

NEW YORK -- 9.23%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 4.875% 2007          440              442
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured,
        5.25% 2032 (put 2013)                                                                                 2,000            2,215
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007                 990            1,041
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B,
        6.00% 2007 (escrowed to maturity)                                                                        10               10
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Wyckoff Heights Medical Center),
        Series 1998-H, 5.125% 2008                                                                            1,000            1,054
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2012     3,500            3,848
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
        Series 2002-B, 5.25% 2023 (put 2012)                                                                  9,125            9,986
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006                   5,450            5,673
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007                   1,000            1,044
Local Government Assistance Corp. (A Public Benefit Corp.), Subordinate Lien Ref. Bonds,
        Series 2003-A-2, 5.00% 2010                                                                           1,500            1,623
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2006                        2,000            2,066
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2008                        1,615            1,707
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2010                        3,000            3,225
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2011                        2,000            2,164
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.00% 2012               1,000            1,089
City of New York, G.O. Bonds, Fiscal 1997 Series L, 5.625% 2007                                               1,000            1,058
City of New York, G.O. Bonds, Fiscal 2001 Series B, 4.90% 2009                                                1,000            1,067
City of New York, G.O. Bonds, Fiscal 2001 Series B, 5.50% 2010                                                1,000            1,100
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009                                                1,000            1,090
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2010                                                1,000            1,077
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010                                               2,000            2,166
City of New York, G.O. Bonds, Fiscal 2003 Series G, 5.25% 2008                                                2,460            2,627
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                                3,000            3,161
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2011                                                1,250            1,353
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2013                                                1,000            1,087
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50% 2026              11,000           12,238
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2008                        4,260            4,516
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009                        4,000            4,277
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.25% 2009                       3,055            3,295
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.25% 2010                       2,000            2,181
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.25% 2010               1,500            1,641
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2008                          2,000            2,117
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2009                          2,000            2,141
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010                          2,000            2,158
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2009                        2,000            2,153
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010                        3,000            3,260
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
        Series 2002-A, 5.00% 2017 (put 2011)                                                                  4,000            4,301
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
        Series 2002-A, 5.50% 2017 (put 2011)                                                                  2,500            2,752
                                                                                                                             100,003

NORTH CAROLINA -- 3.39%
City of Charlotte, Airport Rev. Bonds, Series 1999-B, AMT, MBIA insured, 5.125% 2009                          1,035            1,105
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008                        1,950            2,129
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009                       1,750            1,907
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-C, 5.50% 2007                        3,800            3,936
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2010                        1,500            1,621
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011                        1,000            1,088
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012                        2,155            2,362
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010                       2,000            2,151
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2011                        1,000            1,088
Infrastructure Fin. Corp, Lease-Purchase Rev. Bonds (North Carolina Correctional Facs.
        Projects), Series 2003, 4.50% 2007                                                                    2,000            2,075
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1992, MBIA insured, 6.00% 2010               3,000            3,365
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1997-A, MBIA insured, 5.125% 2011            3,750            3,951
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2009                           1,660            1,843
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010                          2,500            2,846
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2012                           2,500            2,772
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013                           2,250            2,510
                                                                                                                              36,749

OHIO -- 1.99%
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.30% 2037 (put 2010)           2,000            2,072
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (put 2012)           2,000            2,094
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998,
        ASSET GUARANTY insured, RADIAN insured, 4.70% 2008                                                    1,155            1,205
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.00% 2010         1,945            2,069
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011         2,040            2,236
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012         2,150            2,374
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
        Series 2001-A, 5.25% 2009                                                                             1,170            1,253
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
        Series 2001-A, 5.25% 2010                                                                             2,275            2,458
County of Lucas, Hospital Facs. Rev. Ref. Bonds (ProMedica Health System), Series 2005-B,
        AMBAC insured, 5.00% 2012                                                                             2,560            2,786
County of Montgomery, Rev. Bonds (Catholic Health Initiatives), Series 2001, 4.00% 2005                       2,000            2,008
Student Loan Funding Corp. (Cincinnati), Student Loan Rev. Bonds, Series 1988-B-3, AMT,
        AMBAC insured, 5.125% 2005                                                                            1,000            1,002
                                                                                                                              21,557


OKLAHOMA -- 0.13%
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist
        Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural
        Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009                                               1,240            1,376


OREGON -- 0.20%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties, G.O. Bonds, Series 1999,
        5.25% 2010 (preref. 2009)                                                                             2,000            2,176


PENNSYLVANIA -- 1.66%
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2,
        FSA insured, 5.00% 2033 (put 2013)                                                                    3,500            3,811
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International
        Paper Co. Projects), Series 2002-A, 4.90% 2009                                                        4,000            4,228
Higher Educational Facs. Auth. (Commonwealth of Pennsylvania), Health System Rev. Bonds
        (University of Pennsylvania), Series 2005-A, AMBAC insured, 5.00% 2014                                2,000            2,201
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1997-A, 5.50% 2008                                                  1,000            1,063
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012                          910              920
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds (Philadelphia Airport System Project),
        Series 1998-A, AMT, FGIC insured, 5.25% 2009                                                          3,410            3,632
Westmoreland County Industrial Dev. Auth., Rev. Bonds (National Waste and Energy Corp.;
        Valley Landfill Expansion Project), Series 1993, AMT, 5.10% 2018 (put 2009)                           2,000            2,087
                                                                                                                              17,942

PUERTO RICO -- 1.77%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)          3,635            3,863
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      3,000            3,325
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                     6,000            6,684
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       1,000            1,110
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                      4,000            4,203
                                                                                                                              19,185

RHODE ISLAND -- 0.24%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
        Series 2002, 5.75% 2009                                                                               1,340            1,449
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
        Series 2002, 5.75% 2010                                                                               1,020            1,114
                                                                                                                               2,563

SOUTH CAROLINA -- 0.56%
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
        Series 1999-A, 5.125% 2012                                                                            2,500            2,637
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2000-A-2, AMT, FSA insured, 5.875% 2009                 890              908
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022    1,500            1,524
York County Pollution Control Facs., Rev. Bonds (Bowater Inc. Project), Series 1990, AMT, 7.625% 2006         1,000            1,024
                                                                                                                               6,093

SOUTH DAKOTA -- 0.54%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010        3,500            3,692
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2001-C, 4.55% 2010                                     980            1,027
Housing Dev. Auth., Multiple Purpose Bonds, Series 2002-A, FSA insured, 4.15% 2009                            1,135            1,170
                                                                                                                               5,889


TENNESSEE -- 2.23%
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
        Series 2001, 5.00% 2009                                                                               7,490            7,912
Metropolitan Government of Nashville and Davidson County, G.O. Multi-Purpose Improvement Bonds,
        Series 1997-A, 5.125% 2010 (preref. 2006)                                                             1,000            1,045
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
        Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)                                           8,500            8,885
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
        (Wellmont Health System Project), Series 2002, 5.50% 2006                                             1,475            1,508
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
        (Wellmont Health System Project), Series 2002, 5.75% 2007                                             1,555            1,623
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
        (Wellmont Health System Project), Series 2003, 5.00% 2007                                             1,000            1,027
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
        (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2009                             2,000            2,129
                                                                                                                              24,129

TEXAS -- 16.82%
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland Forest
        Products Corp. Project), Series 1991, 5.65% 2012                                                      5,350            5,603
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2003, 5.00% 2011       1,220            1,333
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2003, 5.00% 2012       1,000            1,098
City of Austin, Public Improvement Bonds, 5.75% 2011 (preref. 2009)                                           1,500            1,661
City of Austin, Public Improvement Bonds, Series 2001, 5.00% 2010                                             2,000            2,175
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement
        Services, Inc. Obligated Group Project), Series 1998, 5.00% 2005                                      1,330            1,343
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement
        Services, Inc. Obligated Group Project), Series 1998, 5.00% 2007                                      1,470            1,522
Bexar County, Rev. Bonds (Tax-Exempt Venue Project), Series 2000, MBIA insured, 5.50% 2009                    2,000            2,186
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities
        Electric Co. Project), Series 1994-B, AMT, 5.40% 2029 (put 2006)                                      1,000            1,025
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
        Series 2001-C, AMT, 5.75% 2036 (put 2011)                                                             4,550            4,941
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
        (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)                               6,450            6,830
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 0%/4.20% 2015(2)                1,700            1,175
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010                                                      1,000            1,095
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and
        Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                                               1,000            1,059
Cypress-Fairbanks Independent School Dist., Unlimited Tax Ref. and Schoolhouse Bonds,
        Series 2001, 5.25% 2011                                                                               2,000            2,199
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
        Series 1998, 5.00% 2012                                                                               2,000            2,096
City of Dallas (Dallas, Denton, Collin and Rockwell Counties), Waterworks and Sewer
        System Rev. Ref. Bonds, Series 1998, 5.125% 2010                                                      1,490            1,627
City of Dallas (Dallas, Denton, Collin and Rockwell Counties), Waterworks and Sewer
        System Rev. Ref. Bonds, Series 1998, 5.00% 2011                                                       1,800            1,923
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery),
        Series 2005, 5.25% 2010                                                                               1,000            1,092
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School Building Bonds,
        Series 2005, 5.00% 2014                                                                               1,000            1,093
City of Fort Worth (Tarrant and Denton Counties), General Purpose Ref. Bonds, Series 2002, 5.00% 2010         1,000            1,080
City of Fort Worth (Tarrant and Denton Counties), Water and Sewer System Rev. Ref. and
        Improvement Bonds, Series 2003, 5.00% 2011                                                            1,000            1,086
Fort Worth Independent School Dist. (Tarrant County), School Building Unlimited Tax Bonds,
        Series 2001-A, 5.00% 2011                                                                             3,560            3,867
G.O. Bonds, Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2011                              2,205            2,414
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Texas, Inc.
        Denton County Project), Series 2003-B, AMT, 3.50% 2028 (put 2007)                                     1,000              993
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010                                              1,585            1,742
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2004-A, 5.25% 2011                                                                             1,500            1,624
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2004-A, 5.25% 2012                                                                             1,750            1,898
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2004-A, 5.25% 2013                                                                             1,000            1,083
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
        Series 1998, FSA insured, 5.25% 2008                                                                  1,000            1,064
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
        Series 1997-A, MBIA insured, 6.00% 2009                                                               3,215            3,556
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
        Series 1997-A, MBIA insured, 6.00% 2010                                                               1,500            1,685
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
        Series 2001-A, 5.50% 2010                                                                             1,705            1,851
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
        Series 2001-A, 5.50% 2011                                                                             1,000            1,096
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2009      700              735
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2010      735              779
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2011      770              821
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2012      810              866
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                                  4,645            5,056
Harris County, Permanent Improvement and Ref. Bonds, Series 2003-B, 5.00% 2011                                2,000            2,192
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)    2,000            2,154
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2009     2,500            2,661
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012     2,915            3,086
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-B, FSA insured, 5.25% 2011           2,000            2,199
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured
        Mortgage Rev. Bonds, Series 2001, AMBAC insured, 4.50% 2010                                           1,000            1,053
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax
        School Building Bonds, Series 2002-A, 5.25% 2011                                                      1,000            1,099
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002, MBIA insured, 5.00% 2010                            1,500            1,622
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
        Series 2002, 5.50% 2006                                                                               3,000            3,075
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
        Series 2002, 5.50% 2009                                                                                 960            1,036
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
        Series 2002, 5.50% 2010                                                                               1,140            1,244
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Children's Medical Center of
        Dallas Project), AMBAC insured, 5.00% 2009                                                            1,100            1,179
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, AMBAC insured, 5.00% 2038 (put 2008)     4,000            4,223
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, FSA insured, 5.00% 2018 (put 2008)       1,000            1,056
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2003, 5.00% 2010          3,300            3,589
Plano Independent School Dist. (Collin County, Texas), Unlimited Tax School Building and Ref. Bonds,
        Series 2001, 5.00% 2011                                                                               1,000            1,086
Public Fin. Auth., G.O. and Ref. Bonds, Series 2003, 5.00% 2010                                               1,100            1,194
Public Fin. Auth., G.O. Ref. Bonds, Series 1997, 5.25% 2011                                                   2,000            2,122
Public Fin. Auth., G.O. Ref. Bonds, Series 2002, 5.25% 2007                                                   1,500            1,583
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
        Series 2001-A, 5.50% 2022 (put 2011)                                                                  2,000            2,159
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
        Series 2001-B, AMT, 5.75% 2030 (put 2011)                                                             4,675            5,070
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-A, 5.50% 2010             4,740            5,218
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2009        1,000            1,080
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2010        1,000            1,090
City of San Antonio (Bexar County), General Improvement Ref. Bonds, Series 1998, 5.00% 2009                   1,985            2,088
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011         1,000            1,099
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011                    1,555            1,630
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.25% 2011                    4,500            4,946
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 1998-A, 5.125% 2009                     2,455            2,636
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011 (preref. 2007)     1,945            2,045
City of San Antonio, G.O. Forward Ref. Bonds, Series 2002, 5.00% 2009 (preref. 2008)                             15               16
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                          2,950            3,220
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.00% 2010                                  2,000            2,158
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)      50               55
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds, Series 2004-B,
        AMBAC insured, 5.00% 2034 (put 2008)                                                                  4,000            4,219
Socorro Independent School Dist. (El Paso County), Unlimited Tax School Building Ref. Bonds,
        Series 2001, 5.00% 2009                                                                               1,255            1,348
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A,
        MBIA insured, 5.50% 2007                                                                              1,000            1,045
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
        Series 2002-A, 5.00% 2008                                                                             1,635            1,724
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and
        Improvement Bonds, Series 2002, FSA insured, 5.00% 2010                                               2,000            2,160
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, 5.10% 2010                      2,000            2,141
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. Ref. Bonds, Series 2002,
        FSA insured, 5.00% 2010                                                                               1,400            1,512
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008         7,000            7,416
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 1996-B,
        5.00% 2011 (preref. 2006)                                                                             1,000            1,048
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.00% 2011        1,150            1,259
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-A, 5.00% 2009        1,000            1,077
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010        1,500            1,649
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2012   1,000            1,116
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
        MBIA insured, 5.00% 2010                                                                              2,040            2,204
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
        MBIA insured, 5.00% 2011                                                                              3,715            4,037
                                                                                                                             182,290

UTAH --  0.40%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018                      1,845            1,914
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018                        910              936
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019                        930              951
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
        1998 Issue D-2, AMT, 5.25% 2012                                                                         110              111
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
        1998 Issue E-1, AMT, 5.25% 2012                                                                         115              117
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
        1998 Issue F-2, AMT, 4.25% 2008                                                                         335              337
                                                                                                                               4,366

VIRGIN ISLANDS --  0.47%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.20% 2010     4,765            5,046


VIRGINIA -- 1.40%
Capital Region Airport Commission, Rev. Ref. Bonds, Series 2004-A, FSA insured, 5.00% 2011                    1,335            1,449
Housing Dev. Auth., Rental Housing Bonds, Series 2000-D, AMT, 5.50% 2008                                      1,070            1,103
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode Solid
        Waste Disposal Rev. Bonds(Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)            2,000            2,233
Port Auth., Commonwealth Port Fund Rev. Bonds (3002 Resolution), Series 2002, AMT, 5.00% 2010                 2,000            2,161
Port Auth., Commonwealth Port Fund Rev. Bonds (3002 Resolution), Series 2002, AMT, 5.00% 2011                 4,345            4,720
Port Auth., Commonwealth Port Fund Rev. Bonds (3002 Resolution), Series 2002, AMT, 5.00% 2012                 1,000            1,089
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2010             1,035            1,120
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2012             1,140            1,243
                                                                                                                              15,118

WASHINGTON -- 7.49%
Clark County, Evergreen School Dist. No. 114, Unlimited Tax G.O. Bonds, Series 2002,
        FSA insured, 5.00% 2011                                                                               1,000            1,094
Conservation and Renewable Energy System, Conservation Project Rev. Bonds
        (Bonneville Power Administration), Series 2003, 5.00% 2010                                            1,240            1,343
Conservation and Renewable Energy System, Conservation Project Rev. Bonds
        (Bonneville Power Administration), Series 2003, 5.00% 2011                                            1,000            1,089
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2012             3,500            3,930
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008             2,000            2,133
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2011                       1,000            1,086
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series A, 5.375% 2007                                       3,000            3,091
G.O. Bonds, Series 1999-S-1, 5.00% 2012                                                                       4,700            4,978
Various Purpose G.O. Bonds, Series 1999-A, 5.25% 2010                                                         1,000            1,061
Various Purpose G.O. Bonds, Series 2000-B, 6.00% 2010                                                         1,130            1,267
Grays Harbor County, Public Utility Dist. No. 1, Electric Rev. Bonds, Series 2001,
        AMBAC insured, 5.00% 2009                                                                             1,295            1,384
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1997-A,
        MBIA insured, 5.10% 2010                                                                              1,000            1,055
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 1997-A,
        MBIA insured, 6.00% 2006                                                                              1,000            1,039
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Gonzaga University Project), Series 1998,
        MBIA insured, 4.80% 2009                                                                              1,000            1,063
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School Dist. No. 417),
        FSA insured, 5.00% 2010                                                                               1,275            1,384
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School Dist. No. 417),
        FSA insured, 5.00% 2011                                                                               1,900            2,075
King County, Limited Tax G.O. Bonds (Baseball Stadium), Series 1997-D, 5.60% 2009                             3,710            4,005
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2010                                    2,000            2,179
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2011                                    2,895            3,182
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009                                     550              558
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009 (preref. 2006)                      780              792
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1997-B, 5.50% 2006                1,000            1,030
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2005                1,000            1,004
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2005                1,000            1,004
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012                4,000            4,276
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1997-A,
        FSA insured, 5.10% 2010                                                                               1,000            1,062
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric
        Project), Series 2003, XLCA insured, 5.00% 2011                                                       2,000            2,167
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B,
        FSA insured, 5.25% 2009                                                                               1,000            1,089
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B,
        FSA insured, 5.25% 2010                                                                               2,000            2,197
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B,
        FSA insured, 5.25% 2011                                                                               4,000            4,426
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
        Series 2005-B, AMT, FGIC insured, 5.00% 2012                                                          1,190            1,280
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
        FSA insured, 5.50% 2012                                                                               1,000            1,106
City of Seattle, Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010                                1,000            1,059
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2009              1,000            1,070
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011              2,000            2,127
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2009                                     1,605            1,734
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010                                     3,000            3,269
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT,
        MBIA insured, 5.00% 2012                                                                              1,510            1,622
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2009                    1,500            1,627
Snohomish County, Everett School Dist. No. 2, Unlimited Tax G.O. Ref. Bonds, Series 2003, 4.50% 2007          1,890            1,964
Snohomish County, Limited Tax G.O. Bonds, Series 2001, 5.00% 2010                                             3,000            3,257
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001,
        AMBAC insured, 5.25% 2011                                                                             1,650            1,807
City of Tacoma, Electric System Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.50% 2011                       1,100            1,223
                                                                                                                              81,188


WISCONSIN -- 2.77%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006                  1,000            1,016
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.00% 2008                  1,350            1,385
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010                    750              789
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012                  3,000            3,204
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                                    2,210            2,458
Health and Educational Facs. Auth., Hospital Rev. Bonds (Charity Obligated Group,
        Daughters of Charity National Health System), Series 1997-D, 4.90% 2015 (preref. 2005/put 2005)       2,865            2,898
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
        Series 2001, 5.65% 2009                                                                               1,935            2,091
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2003-A, FSA insured, 5.00% 2009   1,500            1,600
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2003-A, FSA insured, 5.00% 2010   1,200            1,291
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
        Series 1998-B, MBIA insured, 4.85% 2011                                                               1,195            1,255
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
        Series 2003-D, FSA insured, 5.00% 2011                                                                2,515            2,739
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 4.60% 2008             1,010            1,038
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services), Series 2003-A, 5.00% 2008      1,595            1,679
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services), Series 2003-A, 5.00% 2012      2,065            2,212
Housing and Econ. Dev. Auth., Single-family Mortgage Housing Rev. Bonds, Series 2000-C,
        MBIA insured, 4.35% 2009                                                                                775              797
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010                                         2,200            2,444
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2011                           1,055            1,135
                                                                                                                              30,031


TOTAL BONDS & NOTES (COST: $1,033,690,000)                                                                                 1,051,864



Short-term securities -- 2.06%


State of Alabama, Industrial Dev. Board of the City of Decatur, Environmental Facs.
        Rev. Bonds (BP Amoco Chemical Co. Project), Series 2001, AMT, 3.07% 2035(3)                           2,600            2,600
State of California, Stanislaus Waste-to-Energy Fncg. Agcy., Solid Waste Fac. Rev. Ref. Certificates
        (Ogden Martin Systems of Stanislaus, Inc. Project), Series 2000, MBIA insured, 3.04% 2010(3)          1,100            1,100
Dev. Auth. of the Unified Government of Athens-Clarke County, Rev. Bonds (University of
        Georgia Athletic Association Project), Series 2003, 3.05% 2033(3)                                     2,000            2,000
State of Indiana, City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc.
        Projects), Series 2003, AMT, 3.07% 2038(3)                                                            3,200            3,200
State of Louisiana, Parish of Plaquemines, Environmental Rev. Bonds (BP Exploration & Oil Inc.
        Project), Series 1994, AMT, 3.07% 2024(3,4)                                                           1,000            1,000
State of Maryland, Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties,
        G.O. Multi-Modal Bond Anticipation Notes, 2003 Series B, 2.99% 2023(3)                                1,100            1,100
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 2.99% 2030(3,4)              800              800
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project),
        Series 1993, 3.03% 2023(3)                                                                            1,900            1,900
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev. Bonds
        (Care New England Issue), Series 2002-A, 3.05% 2032(3)                                                2,500            2,500
State of South Carolina, Berkeley County, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co.
        Project), Series 1998, AMT, 3.07% 2028(3,4)                                                           2,300            2,300
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds
        (Tennessee Municipal Bond Fund), Series 2003, 3.05% 2033(3)                                           1,600            1,600
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Amoco
        Chemical Co. Project), Series 2003, AMT, 3.07% 2038(3,4)                                              2,200            2,200


TOTAL SHORT-TERM SECURITIES (COST: $22,300,000)                                                                               22,300


TOTAL INVESTMENT SECURITIES (COST: $1,055,990,000)                                                                        $1,074,164
OTHER ASSETS LESS LIABILITIES                                                                                                  9,588

NET ASSETS                                                                                                                $1,083,752


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,357,000, which represented 0.59% of the net assets of the fund.

(2)  Step bond; coupon rate will increase at a later date.

(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue



Federal income tax information                                                  (dollars in thousands)


Gross unrealized appreciation on investment securities                                    $     22,339
Gross unrealized depreciation on investment securities                                         (3,832)
Net unrealized appreciation on investment securities                                            18,507
Cost of investment securities for federal income tax purposes                                1,055,657




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF
AMERICA

By /s/ Brenda S. Ellerin
------------------------------------
Brenda S. Ellerin, President and PEO

Date: June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Brenda S. Ellerin
------------------------------------
Brenda S. Ellerin, President and PEO

Date: June 28, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: June 28, 2005